Disclosure of changes in operating assets and liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Supplemental Disclosure Of Cash Flow Information
Trade and other receivables	$ 199	$ (255)	$ 402	$ 220
Inventory	135		140	(206)
Prepaid expenses and other current assets	(748)	(1,471)	(122)	(759)
Payables and accrued liabilities	(398)	(40)	(163)	119
Deferred revenues	(1,205)	1,001	(1,359)	1,008
Provision for restructuring and other costs	4		(5)
Employee future benefits	(109)	(97)	(254)	(118)
Increase (decrease) in operating assets and liabilities	$ (2,122)	$ (862)	$ (1,361)	$ 264